Goodwill and Other Intangible Assets (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 71,829
2017	71,829
2018	25,875
Total	$ 169,533